Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2021	USD ($)	KRW (₩)	THB (฿)	IDR (Rp)	BRL (R$)	EUR (€)	AUD ($)	INR (₨)
Disclosure of contingent liabilities [line items]
Guarantee amount		₩ 9,053,769			R$ 464,060,000
Contingent liabilities on outstanding guarantees [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 2,770,606,360	3,284,556,000,000
Contingent liabilities on outstanding guarantees [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		859,345,000,000
Contingent liabilities on outstanding guarantees [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		177,618,000,000		Rp 2,137,400,000,000
Contingent liabilities on outstanding guarantees [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount		7,692,000,000						₨ 482,882,773
Contingent liabilities on outstanding guarantees [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		178,597,000,000	฿ 5,021,000,001
Contingent liabilities on outstanding guarantees [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		61,748,000,000				€ 46,000,000
Contingent liabilities on outstanding guarantees [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,596,000,000					$ 14,665,095
Contingent liabilities on outstanding guarantees [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		98,743,000,000			464,060,000
Contingent liabilities on outstanding guarantees [member] | POSCO SINGAPORE LNG TRADING PTE. LTD [member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		59,275,000,000
Contingent liabilities on outstanding guarantees [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	13,500,000
Contingent liabilities on outstanding guarantees [member] | Nickel mining company SAS [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | €						46,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Deutschland GMBH [member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		10,733,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		10,305,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,881,914,622	4,602,018,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,877,620,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		177,618,000,000		2,137,400,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount		7,692,000,000						482,882,773
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		195,672,000,000	5,501,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		61,748,000,000				46,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,596,000,000					14,665,087
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		98,743,000,000			R$ 464,060,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	13,500,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | €						€ 46,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | BNDES [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		98,743,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | POSCO Asia Co., Ltd. [member] | Credit Agricole And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	0	0
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SOCIETE GENERALE and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	131,874,750	156,338,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | SMBC and others [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		178,597,000,000	5,021,000,001
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | POSCO Maharashtra Steel Private Limited [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	139,784,000	165,715,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000,001	118,550,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	140,000,000	165,969,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,426,992,234	1,691,699,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	368,324,800,000,000	436,651,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		16,004,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		61,748,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | BNDES [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		98,743,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO Asia Co., Ltd. [member] | Credit Agricole And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	200,000,000	237,100,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SOCIETE GENERALE and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	146,527,500	173,708,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | SMBC and others [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		195,672,000,000	฿ 5,501,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO Maharashtra Steel Private Limited [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	139,784,000	165,715,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	120,000,000	142,260,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	156,000,000	184,938,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,150,300,000	2,549,186,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	420,000,000,000,000	497,911,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		16,004,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO HOLDINGS INC.[member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		61,748,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	36,000,000	42,678,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	25,900,000	30,704,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	600,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | New Songdo International City Development, LLC [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		537,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		184,416,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		145,900,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		54,903,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | JB CLARK HILLS [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	35,500,000,000,000	42,085,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,554,052,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | RPSD Project Co Ltd [Member] | Plan-up Sinsajeilcha Co., Ltd | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		37,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pureun Tongyeong Enviro Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		14,067,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pure Gimpo Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		29,153,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Clean Iksan Co Ltd [member] | SAMSUNG FIRE & MARINE INSURANCE [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		28,198,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Western Inland Highway Co Ltd [Member] | Nonghyup Bank and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		8,820,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Busan Sanseong Tunnel and others [member] | Balhae Infrastructure Fund and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		707,054,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pocheon-Hwado Highway Corp.[Member] | Lotte Insurance Co., Ltd and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		39,649,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	36,000,000	42,678,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	25,900,000	30,704,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	1,500,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | New Songdo International City Development, LLC [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		620,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		200,632,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		149,200,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		71,930,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | JB CLARK HILLS [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	51,000,000,000,000	60,461,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		3,117,808,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | RPSD Project Co Ltd [Member] | Plan-up Sinsajeilcha Co., Ltd | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		45,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pureun Tongyeong Enviro Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		22,714,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pure Gimpo Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		44,740,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Clean Iksan Co Ltd [member] | SAMSUNG FIRE & MARINE INSURANCE [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		44,054,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Western Inland Highway Co Ltd [Member] | Nonghyup Bank and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		672,496,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Busan Sanseong Tunnel and others [member] | Balhae Infrastructure Fund and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,720,802,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pocheon-Hwado Highway Corp.[Member] | Lotte Insurance Co., Ltd and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		276,033,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		711,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | UITrans LRT Co., Ltd. [member] | Hana Bank and others[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		38,147,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		85,687,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Western Inland Highway Co Ltd [Member] | Hana Bank and others[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		600,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Busan Sanseong Tunnel [member] | Hana Bank and others[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		6,391,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Pocheon-Hwado Highway Corp.[Member] | Woori Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,308,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		1,778,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Hana Bank and others[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		38,147,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Kookmin Bank[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		166,678,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Western Inland Highway Co Ltd [Member] | Hana Bank and others[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		47,348,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Busan Sanseong Tunnel [member] | Hana Bank and others[Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		7,618,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Pocheon-Hwado Highway Corp.[Member] | Woori Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		24,920,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,986,947,000,000	16,582,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Top of range [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,986,947,000,000	16,582,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENERGY CO., LTD | PT. Krakatau Posco Energy [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	77,002,839	91,287,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENERGY CO., LTD | Top of range [member] | PT. Krakatau Posco Energy [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	77,002,839	91,287,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,596,000,000					14,665,095,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		12,596,000,000					$ 14,665,087,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO CHEMCAL CO LTD [Member] | PT Krakatau Posco Chemical Calcination[Member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	4,800,000,000,000	5,690,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO CHEMCAL CO LTD [Member] | Top of range [member] | PT Krakatau Posco Chemical Calcination[Member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,200,000,000,000	18,020,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		8,692,517
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	32,717,404
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,652,750	17,371,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | PT. Bio Inti Agrindo [member] | BTPN and others [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		170,970,000,000		2,057,400,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	7,000,000,000,000	8,299,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		213,390,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	180,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL POWER (PNGLAE) LIMITED [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		38,786,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | Shinhan Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,000,000	13,041,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GRAIN TERMINAL HOLDINGS PTE. LTD. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,000,000	32,009,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | SHERRITT INTERNATIONAL CORP [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,724,349,000,000	2,044,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		50,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	53,517,404
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,652,750	17,371,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT. Bio Inti Agrindo [member] | BTPN and others [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		170,970,000,000		2,057,400,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,225,000,000,000	9,751,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		213,390,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $	180,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL POWER (PNGLAE) LIMITED [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		63,445,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | Shinhan Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,000,000	13,041,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GRAIN TERMINAL HOLDINGS PTE. LTD. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	27,000,000	32,009,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | SHERRITT INTERNATIONAL CORP [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 21,818,182,000,000	25,865,000,000
Contingent liabilities on outstanding guarantees [member] | PT. Bio Inti Agrindo [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		6,648,000,000		80,000,000,000,000,000
Contingent liabilities on outstanding guarantees [member] | PT. Bio Inti Agrindo [member] | Top of range [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount		6,648,000,000		Rp 80,000,000,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO Maharashtra Steel Private Limited [member] | MAHARASHTRA STATE ELECTRICITY and others [member] | HSBC and others [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount		7,692,000,000						482,882,773
Contingent liabilities on outstanding guarantees [member] | POSCO Maharashtra Steel Private Limited [member] | Top of range [member] | MAHARASHTRA STATE ELECTRICITY and others [member] | HSBC and others [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount		₩ 7,692,000,000						₨ 482,882,773